Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 22,272	$ (915,472)
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(137,528)	(1,912,044)
Unrealized gain on marketable securities held in Trust Account	12,966	(2,510)
Deferred tax provision	(2,723)	3,250
Changes in operating assets and liabilities:
Prepaid expenses	(258,404)	75,898
Accrued expenses	83,405
Prepaid income taxes		(6,559)
Accounts payable and accrued expenses		1,910,226
Income taxes payable	8,756	(8,756)
Net cash used in operating activities	(271,256)	(855,967)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(250,000,000)
Net cash used in investing activities	(250,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	245,000,000
Proceeds from sale of Placement Units	7,000,000
Proceeds from promissory note - related party	273,436
Repayment of promissory note - related party	(273,436)
Payment of offering costs	(604,733)
Net cash provided by financing activities	251,420,267
Net Change in Cash	1,149,011	(855,967)
Cash - Beginning of period		1,149,011
Cash - End of period	1,149,011	293,044
Supplementary cash flow information:
Cash paid for income taxes		15,315
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption	237,669,710
Change in value of common stock subject to possible redemption	22,824	$ (915,473)
Deferred underwriting fee payable	$ 8,750,000